Shareholder Report, Holdings (Details) - C000179256	May 31, 2026
09260K101 | BlackRock Science and Technology Term Trust
Holdings [Line Items]
Percent of Net Asset Value	12.00%
G3156P103 | ASA Gold and Precious Metals Ltd.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
92840R101 | Virtus Dividend Interest & Premium Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	6.90%
09262F100 | BlackRock ESG Capital Allocation Term Trust
Holdings [Line Items]
Percent of Net Asset Value	6.10%
36242H104 | Gabelli Dividend & Income Trust (The)
Holdings [Line Items]
Percent of Net Asset Value	3.40%
69346N107 | PIMCO Dynamic Income Strategy Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
64133Q108 | Neuberger Next Generation Connectivity Fund, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
368802104 | General American Investors Company, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
64129H104 | Neuberger Berman Energy Infrastructure and Income Fund, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
6706EW100 | Nuveen S&P 500 Dynamic Overwrite Fund
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Alternative
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Equity
Holdings [Line Items]
Percent of Net Asset Value	48.20%